SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Time deposits (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest income from time deposits	¥ 7,894